Consolidated Statement of Financial Position - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Current Assets
Cash and cash equivalents	$ 16,085	$ 17,375
Other financial assets	130	100
Trade and other receivables	4,255	4,406
Other assets	425	281
Total Current Assets	20,895	22,162
Non-Current Assets
Deposits	125	59
Plant and equipment	319	445
Total Non-Current Assets	444	504
TOTAL ASSETS	21,339	22,666
Current Liabilities
Trade and other payables	2,376	919
Provisions	171	206
Total Current Liabilities	2,547	1,125
Non-Current Liabilities
Provisions	48	35
Total Non-Current Liabilities	48	35
TOTAL LIABILITIES	2,595	1,160
NET ASSETS	18,744	21,506
EQUITY
Issued capital	164,087	155,580
Reserves	1,492	1,674
Accumulated losses	(146,835)	(135,748)
TOTAL EQUITY	$ 18,744	$ 21,506